Other non-current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other non-current assets
Deposits of rental, utility and other	€ 11,096	€ 11,494
Financial assets at fair value through profit or loss	2,710	2,660
Other	1,063	1,386
Total other non-current assets	€ 14,869	€ 15,540